Inventories (Tables)	12 Months Ended
Nov. 30, 2019
Classes of current inventories [abstract]
Summary of detailed information about inventories

	November 30		December 1 ,

	2019	2018	2017

Raw materials	$3,011	$4,224	$5,247
Work in progress	2,467	292	-
Finish ed goods	15,451	6,568	1,997

	$20,929	$11,084	$7,244